Segment Information - Schedule of segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Income Statement [Abstract]
Total operating revenues	$ 151,498	$ 140,165
Vessel operating expenses	(43,282)	(36,200)
Voyage, charterhire and commission expenses	(460)	(1,459)
Other operating income	10,316	14,106
Adjusted EBITDA	166,963	190,575
Net (losses)/income from equity method investments	(296)	3,009
Balance sheet
Total assets	3,930,783		$ 4,279,560
Current assets held for sale	14,979		721
Equity method investments	46,244		104,108
Continuing operations
Income Statement [Abstract]
Total operating revenues	151,498	140,165
Vessel operating expenses	(43,282)	(36,200)
Voyage, charterhire and commission expenses	(460)	(1,459)
Administrative (expenses)/income	(18,062)	(20,136)
Project development (expenses)/income	(36,950)	(3,551)
Realized gain on oil and gas derivative instruments, net (note 7)	103,903	97,650
Other operating income	10,316	14,106
Adjusted EBITDA	166,963	190,575
Net (losses)/income from equity method investments	(296)	3,009
Balance sheet
Total assets	3,915,804		4,278,839
Equity method investments	46,244		104,108
Operating segments | Continuing operations
Income Statement [Abstract]
Net (losses)/income from equity method investments	(296)	3,009
Operating segments | FLNG | Continuing operations
Income Statement [Abstract]
Total operating revenues	116,594	123,421
Vessel operating expenses	(31,512)	(29,153)
Voyage, charterhire and commission expenses	(300)	(300)
Administrative (expenses)/income	(92)	(29)
Project development (expenses)/income	(2,237)	(5,002)
Realized gain on oil and gas derivative instruments, net (note 7)	103,903	97,650
Other operating income	2,499	14,106
Adjusted EBITDA	188,855	200,693
Net (losses)/income from equity method investments	0	0
Balance sheet
Total assets	2,829,840		2,815,552
Equity method investments	0		0
Operating segments | Corporate and other | Continuing operations
Income Statement [Abstract]
Total operating revenues	24,044	13,509
Vessel operating expenses	(9,670)	(3,228)
Voyage, charterhire and commission expenses	(19)	(50)
Administrative (expenses)/income	(17,979)	(20,176)
Project development (expenses)/income	(34,713)	1,451
Realized gain on oil and gas derivative instruments, net (note 7)	0	0
Other operating income	7,817	0
Adjusted EBITDA	(30,520)	(8,494)
Net (losses)/income from equity method investments	(2,610)	3,009
Balance sheet
Total assets	1,039,627		1,410,587
Equity method investments	46,244		48,669
Operating segments | Shipping | Continuing operations
Income Statement [Abstract]
Total operating revenues	10,860	3,235
Vessel operating expenses	(2,100)	(3,819)
Voyage, charterhire and commission expenses	(141)	(1,109)
Administrative (expenses)/income	9	69
Project development (expenses)/income	0	0
Realized gain on oil and gas derivative instruments, net (note 7)	0	0
Other operating income	0	0
Adjusted EBITDA	8,628	(1,624)
Net (losses)/income from equity method investments	2,314	$ 0
Balance sheet
Total assets	46,337		52,700
Equity method investments	$ 0		$ 55,439